Long-term and Short-term treasury investments	12 Months Ended
Dec. 31, 2025
Long-term and Short-term treasury investments
Long-term and Short-term treasury investments

21. Long-term and short-term treasury investments

Treasury investments represent the debt investments purchased from reputable financial institutions. Primarily these instruments are considered to have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flows obligations in the near term. The identified credit losses are insignificant.

Treasury investments at amortized cost are primarily time deposits placed with the bank. Interest income from treasury investments at amortized cost is recognized using the effective interest rate method in the consolidated income statement. Treasury investments measured at FVTPL are primarily wealth management products issued by commercial banks and other financial institutions. Changes in the fair value are reflected in the consolidated income statements as investment income (loss), net. Treasury investments measured at FVOCI are certain government bonds.

The following is a summary of treasury investments:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Long-term treasury investments

Time deposits and other debt investments stated at amortized cost	4,712,589	2,735,696	2,981,744
Other debt investments measured at FVTPL	3,179,829	692,459	702,880
Other debt investments measured at FVOCI	481	2,344	6,763
Total	7,892,899	3,430,499	3,691,387

Short-term treasury investments

Time deposits and other debt investments stated at amortized cost	19,163,582	30,243,777	21,222,847
Other debt investments measured at FVTPL	70,212	7,347,293	6,891,900
Other debt investments measured at FVOCI	8,289	7,425	92,594
Total	19,242,083	37,598,495	28,207,341

Treasury investments are denominated in the following currencies:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

RMB	2,656,517	6,252,636	7,330,556
USD	24,115,488	34,249,206	23,700,695
Others	362,977	527,152	867,477
Total	27,134,982	41,028,994	31,898,728